LONG-TERM INVESTMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Long-term Investment
Long-term investment, beginning	$ 2,517,538	$ 2,106,646
Income from equity method investments	2,622,348	2,335,281
Dividends distribution	(2,319,218)	(1,863,561)
Foreign currency translation	(73,175)	(60,828)
Long-term investment, ending	$ 2,747,493	$ 2,517,538